UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09945

Natixis Funds Trust IV

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

Natixis Distributors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: January 31

Date of reporting period: April 30, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

AEW REAL ESTATE FUND — PORTFOLIO OF INVESTMENTS

Investments as of April 30, 2009 (Unaudited)

Shares	Description	Value (†)
Common Stocks — 95.3% of Net Assets
	Real Estate Investment Trusts — 95.3%
	REITs - Apartments — 15.3%
70,880	AvalonBay Communities, Inc.	$4,026,693
120,000	Camden Property Trust	3,255,600
212,670	Equity Residential	4,868,016
22,400	Essex Property Trust, Inc.	1,422,176

		13,572,485

	REITs - Diversified — 6.9%
142,000	BioMed Realty Trust, Inc.	1,620,220
91,500	Vornado Realty Trust	4,473,435

		6,093,655

	REITs - Healthcare — 10.5%
123,000	HCP, Inc.	2,699,850
139,000	Nationwide Health Properties, Inc.	3,431,910
185,100	Omega Healthcare Investors, Inc.	2,909,772
10,100	Ventas, Inc.	289,264

		9,330,796

	REITs - Hotels — 5.0%
433,600	Host Hotels & Resorts, Inc.	3,334,384
50,500	Starwood Hotels & Resorts Worldwide, Inc.	1,053,430

		4,387,814

	REITs - Industrial — 10.6%
108,000	AMB Property Corp.	2,061,720
464,844	DCT Industrial Trust, Inc.	2,054,610
109,800	First Potomac Realty Trust	1,074,942
150,600	Liberty Property Trust	3,665,604
42,700	ProLogis	388,997
3,645	PS Business Parks, Inc.	159,469

		9,405,342

	REITs - Office — 13.1%
83,000	Boston Properties, Inc.	4,101,860
77,200	Brandywine Realty Trust	477,868
175,300	Brookfield Properties Corp.	1,309,491
39,800	Digital Realty Trust, Inc.	1,433,198
110,272	Dupont Fabros Technology, Inc.	936,210
241,700	HRPT Properties Trust	1,041,727
89,000	Kilroy Realty Corp.	1,917,060
15,900	Mack-Cali Realty Corp.	427,074

		11,644,488

	REITs - Regional Malls — 12.7%
176,700	Macerich Co. (The)	3,097,551
148,572	Simon Property Group, Inc.	7,666,315
21,400	Taubman Centers, Inc.	509,748

		11,273,614

	REITs - Shopping Centers — 10.5%
63,200	Federal Realty Investment Trust	3,488,640
148,801	Kimco Realty Corp.	1,788,588
155,500	Kite Realty Group Trust	544,250
93,800	Regency Centers Corp.	3,512,810

		9,334,288

	REITs - Storage — 7.6%
251,800	Extra Space Storage, Inc.	1,790,298
74,328	Public Storage, Inc.	4,969,570

		6,759,868

	REITs - Triple Net Lease — 3.1%
32,100	Entertainment Properties Trust	741,831
66,700	National Retail Properties, Inc.	1,183,258
36,900	Realty Income Corp.	823,977

		2,749,066

	Total Common Stocks (Identified Cost $130,012,835)	84,551,416

Principal Amount
Short-Term Investments — 4.1%
$3,651,580	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/2009 at 0.000% to be repurchased at $3,651,580 on 5/01/2009, collateralized by $3,630,000 Federal National Mortgage Association, 5.850% due 8/17/2017 valued at $3,725,288, including accrued interest (b) (Identified Cost $3,651,580)	3,651,580

	Total Investments — 99.4%
	(Identified Cost $133,664,415)(a)	88,202,996
	Other Assets Less Liabilities—0.6%	511,711

	Net Assets — 100.0%	$88,714,707

(†)	Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Markets are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which

AEW REAL ESTATE FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of April 30, 2009 (Unaudited)

market quotations are not readily available are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At April 30, 2009, the unrealized depreciation on investments based on a cost of $133,664,415 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$987,463
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(46,448,882)

Net unrealized depreciation	$(45,461,419)

At January 31, 2009, the Fund had a capital loss carryforward of approximately $3,880,848 which expires on January 31, 2017. At January 31, 2009 post-October capital loss deferrals were $1,297,327. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities.

REITs     Real Estate Investment Trusts

Fair Value Measurements

In accordance with standards established by the Financial Accounting Standards Board, the Fund has categorized the inputs utilized in determining the value of its investments. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments;
•

Level 2—prices determined using other significant observable inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar investments, interest rates, credit risk, etc.);

•

Level 3—prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an investment (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of investments and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2009:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$88,202,996
Level 2 - Other Significant Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—

Total	$88,202,996

In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Funds’ financial statement disclosures.

Derivatives

Management has evaluated the requirements of Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), which became effective on February 1, 2009. FAS 161 requires enhanced disclosures about a fund’s derivative and hedging activities. Management has concluded that, since the Fund did not hold any derivative instruments during the three months ended April 30, 2009, no additional disclosures pursuant to FAS 161 are required at this time.

AEW REAL ESTATE FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of April 30, 2009 (Unaudited)

Net Asset Summary as of April 30, 2009 (Unaudited)

Apartments	15.3%
Office	13.1
Regional Malls	12.7
Industrial	10.6
Shopping Centers	10.5
Healthcare	10.5
Storage	7.6
Diversified	6.9
Hotels	5.0
Triple Net Lease	3.1
Short-Term Investments	4.1

Total Investments	99.4
Other assets less liabilities	0.6

Net Assets	100.0%

ITEM 2. CONTROLS AND PROCEDURES

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust IV

By:	/s/ David Giunta

Name:	David Giunta
Title:	President and Chief Executive Officer
Date:	June 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Natixis Funds Trust IV

By:	/s/ David Giunta

Name:	David Giunta
Title:	President and Chief Executive Officer
Date:	June 29, 2009

By:	/s/ Michael C. Kardok

Name:	Michael C. Kardok
Title:	Treasurer
Date:	June 29, 2009